Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	$ 49,698	$ 47,792	$ 46,276
Support equipment and facilities	1,827	1,644	1,351
Drilling and work in progress	2,638	1,949	1,899
Unproved oil and gas properties	173	221	238
Total capitalized costs	54,336	51,606	49,764
Accumulated depreciation and valuation allowances	(43,440)	(41,679)	(39,334)
Net capitalized costs	10,896	9,927	10,430
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment			37
Total capitalized costs			37
Accumulated depreciation and valuation allowances			(34)
Net capitalized costs			3
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	49,698	47,792	46,313
Support equipment and facilities	1,827	1,644	1,351
Drilling and work in progress	2,638	1,949	1,899
Unproved oil and gas properties	173	221	238
Total capitalized costs	54,336	51,606	49,801
Accumulated depreciation and valuation allowances	(43,440)	(41,679)	(39,368)
Net capitalized costs	$ 10,896	$ 9,927	$ 10,433